CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 36,289	$ 13,754
Restricted deposits	567	380
Trade receivables, net	14,095	13,765
Contract assets (Note 4)	756	1,269
Other accounts receivable and prepaid expenses (Note 5)	1,637	1,673
Inventories, net (Note 6)	28,783	17,196
Total current assets	82,127	48,037
LONG-TERM ASSETS:
Long-term receivables and other deposits	230	97
Property, plant and equipment, net (Note 7)	13,968	9,127
Operating lease right-of-use asset (Note 3)	10,581	7,654
Total long-term assets	24,779	16,878
Total assets	106,906	64,915
CURRENT LIABILITIES:
Short term loan	454
Trade payables	10,603	7,661
Other accounts payable and accrued expenses (Note 8)	9,855	5,572
Advances from customers	2,323	1,563
Contract liabilities (Note 4)	232	196
Operating lease short term liabilities (Note 3)	1,885	1,240
Total current liabilities	25,352	16,232
LONG-TERM LIABILITIES:
Operating lease long-term liabilities (Note 3)	8,732	6,499
Accrued severance-pay and other long-term liability	789	764
Total long-term liabilities	9,521	7,263
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
EQUITY:
Share capital (Note 10) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at December 31, 2020 and 2019; Issued and outstanding: 43,724,446 and 38,456,693 at December 31, 2020 and at December 31, 2019 respectively.	440	394
Additional paid-in capital	144,944	120,017
Accumulated deficit	(73,351)	(78,991)
Total equity	72,033	41,420
Total liabilities and equity	$ 106,906	$ 64,915